INVESTMENTS AVAILABLE-FOR-SALE	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS AVAILABLE-FOR-SALE
4.             INVESTMENTS AVAILABLE-FOR-SALE

Available-for-sale securities held by the Group at December 31, 2012 and 2011 were as follows:

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Portfolio investment
Cost	11,137	70,000	-
Gross unrealized loss	-	-	-
Fair market value	11,137	70,000	-
Total investments available-for-sale	11,137	70,000	-